COST OF SALES	12 Months Ended
Dec. 31, 2022
Disclosure Of Cost Of Sales [Abstract]
COST OF SALES [Text Block]
7. COST OF SALES

Cost of sales excludes depletion, depreciation and amortization and are costs that are directly related to production and generation of revenues at the operating segments. Significant components of cost of sales are comprised of the following:

	Year Ended December 31,
	2022	2021
Consumables and materials	$112,620	$78,463
Labour costs	227,767	194,846
Energy	55,542	42,881
Maintenance	9,595	7,037
Assays and labwork	6,169	5,348
Insurance	4,875	3,351
Other costs(1)	15,792	11,276
Production costs	$432,360	$343,201
Transportation and other selling costs	2,788	2,739
Workers participation costs	17,265	15,939
Environmental duties and royalties	11,063	5,835
Finished goods inventory changes	4,550	(2,304)
Other (2)	3,661	675
Cost of Sales	$471,687	$366,085
(1) Other costs include inventory write-downs, stockpile and work-in-process inventory changes, land access payments as well as services related to travel and medical testing. The inventory write-downs during the year totalled $23.8 million.
(2) Other includes $3.1 million in costs that were incurred for the twelve months ended December 31, 2022 as a result of marginal ore material that was processed to keep the mill running at minimum feed requirements to perform government mandated air compliance test work at the Jerritt Canyon Gold mine during the second quarter of 2022.